EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.79%
160,562	Axalta Coating Systems Ltd(a)	$ 4,863,423
71,380	Cleveland-Cliffs Inc(a)	1,308,395
231,561	Element Solutions Inc	4,471,443
159,529	Huntsman Corp	4,364,714
19,502	International Flavors & Fragrances Inc	1,793,404
46,113	Mosaic Co	2,115,665
11,143	Nucor Corp	1,721,259
9,655	Olin Corp	535,853
52,217	RPM International Inc	4,555,411
4,316	Sherwin-Williams Co	970,107
22,086	Steel Dynamics Inc	2,497,043
72,313	United States Steel Corp	1,887,369
		31,084,086
Communications — 5.76%
41,539	Chewy Inc Class A(a)(b)	1,552,728
7,108	Fox Corp Class B	222,551
25,131	GoDaddy Inc Class A(a)	1,953,181
188,638	Liberty Global PLC Class C(a)	3,844,442
185,768	News Corp Class A	3,208,213
45,452	Okta Inc(a)	3,919,781
12,297	Palo Alto Networks Inc(a)	2,456,203
29,492	Pinterest Inc Class A(a)	804,247
16,927	Roku Inc(a)	1,114,135
29,113	Trade Desk Inc Class A(a)	1,773,273
191,818	TripAdvisor Inc(a)	3,809,506
14,700	VeriSign Inc(a)	3,106,551
20,232	Wix.com Ltd(a)	2,019,154
24,718	Zillow Group Inc Class C(a)(b)	1,099,209
		30,883,174
Consumer, Cyclical — 11.81%
27,417	AMC Entertainment Holdings Inc Class A(a)(b)	137,359
3,943	Aptiv PLC(a)	442,365
19,742	AutoNation Inc(a)	2,652,535
20,449	Bath & Body Works Inc	748,025
21,094	Boyd Gaming Corp	1,352,547
79,506	CarMax Inc(a)	5,110,646
9,271	Casey's General Stores Inc	2,006,801
9,213	Copa Holdings SA Class A	850,821
17,521	GameStop Corp Class A(a)(b)	403,333
111,795	General Motors Co	4,100,641
1,611	Genuine Parts Co	269,536
46,799	Harley-Davidson Inc	1,776,958
89,062	Hasbro Inc	4,781,739
5,953	Hilton Worldwide Holdings Inc	838,599
33,606	Lear Corp	4,687,701
43,664	Live Nation Entertainment Inc(a)	3,056,480
90,950	LKQ Corp	5,162,322
219,338	Macy's Inc	3,836,222
66,505	Ollie's Bargain Outlet Holdings Inc(a)	3,853,300
52,557	PACCAR Inc	3,847,172
24,841	Penske Automotive Group Inc	3,522,702
Shares		Fair Value
Consumer, Cyclical — (continued)
18,309	PulteGroup Inc	$ 1,067,049
5,144	Rivian Automotive Inc Class A(a)(b)	79,629
33,598	Royal Caribbean Cruises Ltd(a)	2,193,949
30,577	Skechers USA Inc Class A(a)	1,453,019
17,741	Thor Industries Inc	1,412,893
25,077	Toll Brothers Inc	1,505,372
77,378	Under Armour Inc Class A(a)	734,317
9,773	United Airlines Holdings Inc(a)	432,455
4,942	Wyndham Hotels & Resorts Inc	335,315
6,475	Wynn Resorts Ltd(a)	724,617
		63,376,419
Consumer, Non-Cyclical — 15.26%
7,808	Albertsons Cos Inc Class A	162,250
2,426	Avis Budget Group Inc(a)	472,585
1,898	Biogen Inc(a)	527,701
23,351	BioMarin Pharmaceutical Inc(a)	2,270,651
15,389	Boston Scientific Corp(a)	769,912
57,090	Centene Corp(a)	3,608,659
6,156	Cigna Corp	1,573,043
373	Cintas Corp	172,580
135,636	Conagra Brands Inc	5,094,488
52,498	CVS Health Corp	3,901,126
233,400	Dun & Bradstreet Holdings Inc	2,740,116
474,949	Elanco Animal Health Inc(a)	4,464,521
12,400	Euronet Worldwide Inc(a)	1,387,560
10,460	Gartner Inc(a)	3,407,554
10,601	General Mills Inc	905,962
33,803	Gilead Sciences Inc	2,804,635
42,107	Globus Medical Inc Class A(a)	2,384,941
30,467	Grand Canyon Education Inc(a)	3,470,191
25,722	Incyte Corp(a)	1,858,929
8,406	Jazz Pharmaceuticals PLC(a)	1,230,050
2,865	MarketAxess Holdings Inc	1,121,046
1,885	Moderna Inc(a)	289,498
19,083	Molson Coors Beverage Co Class B	986,209
49,470	Mondelez International Inc Class A	3,449,048
55,369	Organon & Co	1,302,279
46,943	PayPal Holdings Inc(a)	3,564,851
47,767	Perrigo Co PLC	1,713,402
104,171	QIAGEN NV(a)	4,784,574
10,173	QuidelOrtho Corp(a)	906,313
74,818	Royalty Pharma PLC Class A	2,695,693
4,325	S&P Global Inc	1,491,130
2,677	Syneos Health Inc(a)	95,355
10,880	Teladoc Health Inc(a)	281,792
54,969	Tenet Healthcare Corp(a)	3,266,258
12,230	Ultragenyx Pharmaceutical Inc(a)	490,423
5,544	United Rentals Inc	2,194,093
12,930	United Therapeutics Corp(a)	2,895,803
18,191	Universal Health Services Inc Class B	2,312,076
13,977	Vertex Pharmaceuticals Inc(a)	4,403,733

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,279	WEX Inc(a)	$ 419,085
		81,870,115
Energy — 5.49%
42,088	Antero Resources Corp(a)	971,812
44,539	APA Corp	1,606,076
12,825	Cheniere Energy Inc	2,021,220
10,138	First Solar Inc(a)	2,205,015
43,532	HF Sinclair Corp	2,106,078
238,821	Kinder Morgan Inc	4,181,756
7,001	Marathon Petroleum Corp	943,945
106,329	NOV Inc	1,968,150
6,860	PDC Energy Inc	440,275
41,520	Phillips 66	4,209,298
142,099	Southwestern Energy Co(a)	710,495
50,678	Vitesse Energy Inc	964,402
238,770	Williams Cos Inc	7,129,672
		29,458,194
Financial — 27.28%
41,995	Ally Financial Inc	1,070,453
31,700	American Financial Group Inc	3,851,550
75,072	American Homes 4 Rent REIT Class A	2,361,014
18,643	Arch Capital Group Ltd(a)	1,265,300
10,981	Assured Guaranty Ltd	552,015
11,039	AvalonBay Communities Inc REIT	1,855,214
78,047	Axis Capital Holdings Ltd	4,255,122
149,388	Bank of New York Mellon Corp	6,788,191
13,194	Berkshire Hathaway Inc Class B(a)	4,073,911
19,519	BOK Financial Corp	1,647,599
17,888	Brixmor Property Group Inc REIT	384,950
44,491	Camden Property Trust REIT	4,664,437
1,964	Capital One Financial Corp	188,858
86,791	Citigroup Inc	4,069,630
23,045	CME Group Inc	4,413,578
103,526	CNA Financial Corp	4,040,620
9,872	Coinbase Global Inc Class A(a)(b)	667,051
5,252	Comerica Inc	228,042
12,843	Corebridge Financial Inc	205,745
105,789	CubeSmart REIT	4,889,568
9,579	Discover Financial Services	946,788
40,738	East West Bancorp Inc	2,260,959
115,723	EPR Properties REIT	4,409,046
66,255	Equitable Holdings Inc	1,682,215
87,892	First Industrial Realty Trust Inc REIT	4,675,854
36,787	Healthpeak Properties Inc REIT	808,210
310,952	Host Hotels & Resorts Inc REIT	5,127,599
23,358	Interactive Brokers Group Inc Class A	1,928,437
260,311	Invesco Ltd	4,269,100
49,261	Jefferies Financial Group Inc	1,563,544
6,299	Jones Lang LaSalle Inc(a)	916,442
Shares		Fair Value
Financial — (continued)
15,491	Lamar Advertising Co REIT Class A	$ 1,547,396
2,803	M&T Bank Corp	335,155
69,588	MetLife Inc	4,031,929
337,665	MGIC Investment Corp	4,531,464
36,556	Mid-America Apartment Communities Inc REIT	5,521,418
101,048	Nasdaq Inc	5,524,294
110,053	National Storage Affiliates Trust REIT	4,598,014
349,554	Park Hotels & Resorts Inc REIT	4,320,488
10,479	Prologis Inc REIT	1,307,465
25,972	Prudential Financial Inc	2,148,923
17,578	Reinsurance Group of America Inc	2,333,655
356,607	Rithm Capital Corp REIT	2,852,856
22,520	SBA Communications Corp REIT	5,879,296
26,642	State Street Corp	2,016,533
74,754	Stifel Financial Corp	4,417,214
160,664	Synchrony Financial	4,672,109
47,743	US Bancorp	1,721,135
121,242	Ventas Inc REIT	5,255,841
35,609	Webster Financial Corp	1,403,707
19,231	Welltower Inc REIT	1,378,670
1,976	Wintrust Financial Corp	144,149
11,646	Zions Bancorp NA	348,565
		146,351,318
Industrial — 16.61%
23,848	Acuity Brands Inc	4,357,745
50,700	AMETEK Inc	7,368,231
25,407	Carrier Global Corp	1,162,370
17,604	Eagle Materials Inc	2,583,387
33,674	Esab Corp	1,989,123
54,876	Fortive Corp	3,740,897
18,329	General Dynamics Corp	4,182,861
16,613	Hexcel Corp	1,133,837
131,798	Howmet Aerospace Inc	5,584,281
1,450	Hubbell Inc	352,800
26,252	Ingersoll Rand Inc	1,527,341
66,478	Johnson Controls International PLC	4,003,305
90,630	Knight-Swift Transportation Holdings Inc	5,127,845
19,945	Lennox International Inc	5,011,780
9,300	Martin Marietta Materials Inc	3,302,058
16,936	Masco Corp	842,058
109,710	nVent Electric PLC	4,710,947
82,395	Otis Worldwide Corp	6,954,138
17,531	Republic Services Inc	2,370,542
49,784	Ryder System Inc	4,442,724
16,037	Snap-on Inc	3,959,375
10,555	Teledyne Technologies Inc(a)	4,721,885
72,366	Textron Inc	5,111,211
5,543	TopBuild Corp(a)	1,153,720
44,509	Vertiv Holdings Co	636,924
13,596	Woodward Inc	1,323,843

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
45,952	XPO Inc(a)	$ 1,465,869
		89,121,097
Technology — 4.22%
629	Adobe Inc(a)	242,398
49,871	Amdocs Ltd	4,789,112
1,432	ANSYS Inc(a)	476,570
3,967	Autodesk Inc(a)	825,771
26,491	DXC Technology Co(a)	677,110
384,485	Hewlett Packard Enterprise Co	6,124,846
18,412	Microchip Technology Inc	1,542,557
936	MSCI Inc	523,870
143,970	NCR Corp(a)	3,396,252
36,257	ON Semiconductor Corp(a)	2,984,676
2,010	Skyworks Solutions Inc	237,140
11,369	Zoom Video Communications Inc Class A(a)	839,487
		22,659,789
Utilities — 6.83%
38,011	Brookfield Renewable Corp Class A	1,328,484
93,371	CMS Energy Corp	5,731,112
27,361	Consolidated Edison Inc	2,617,627
52,510	Constellation Energy Corp	4,122,035
503	DTE Energy Co	55,099
90,783	Edison International	6,408,372
16,654	Essential Utilities Inc	726,947
54,951	Evergy Inc	3,358,605
23,116	Eversource Energy	1,809,058
7,613	National Fuel Gas Co	439,575
31,742	NRG Energy Inc	1,088,433
21,375	OGE Energy Corp	804,982
102,064	Public Service Enterprise Group Inc	6,373,897
12,556	UGI Corp	436,446
14,392	WEC Energy Group Inc	1,364,218
		36,664,890
TOTAL COMMON STOCK — 99.05% (Cost $535,158,121)		$531,469,082
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.74%
$989,541	Undivided interest of 0.66% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $989,541 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(c)	$ 989,541
989,541	Undivided interest of 0.67% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $989,541 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(c)	989,541
989,540	Undivided interest of 0.67% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $989,540 on 4/3/23 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(c)	989,540

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$989,008	Undivided interest of 1.14% in a repurchase agreement (principal amount/value $87,195,742 with a maturity value of $87,230,620) with Scotia Capital (USA) Inc, 4.80%, dated 3/31/23 to be repurchased at $989,008 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.00%, 5/31/27 - 2/1/53, with a value of $88,975,233.(c)	$ 989,008
TOTAL SHORT TERM INVESTMENTS — 0.74% (Cost $3,957,630)		$3,957,630
TOTAL INVESTMENTS — 99.79% (Cost $539,115,751)		$535,426,712
OTHER ASSETS & LIABILITIES, NET — 0.21%		$1,135,041
TOTAL NET ASSETS — 100.00%		$536,561,753
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2023.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

March 31, 2023

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2023